VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of vessels and equipment, net:
Cost	$ 1,665,039,000	$ 954,992,000
Accumulated depreciation and amortization	(383,448,000)	(247,845,000)
Net book value	1,281,591,000	707,147,000
Number of owned shipping vessels	7	4
Amounts pledged as collateral	1,281,600,000	707,100,000
Drydocking
Components of vessels and equipment, net:
Cost	68,700,000	20,900,000
Accumulated depreciation and amortization	(16,600,000)	(4,300,000)
Mooring Costs [Member]
Components of vessels and equipment, net:
Cost	38,100,000
Accumulated depreciation and amortization	(6,000,000)	(2,400,000)
Vessels [Member]
Components of vessels and equipment, net:
Depreciation and amortization expense	$ 55,100,000	$ 35,200,000	$ 29,300,000